Related Party Transactions	12 Months Ended
Apr. 30, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
1 5 .	RELATED PARTY TRANSACTIONS
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Lisa Helbling, CFO; Dr. Stefan Lang, former Chief Business Officer; Dr. Ilse Roodink, Chief Scientific Officer; Dr. Yasmina Abdiche, former Chief Scientific Officer; Charles Wheelock, former Chief Technology Officer; Martin Hessing, a former Director of
U-Protein;
and Directors of the Company. During the year ended April 30, 2022 and 2021, the compensation for key management is as follows:

(in thousands)	2022 $	2021 $
Management fees	—	64
Salaries and other short-term benefits	2,531	1,949
Severance (included in salaries)	8	266
Share-based payments	1,388	1,466
Director compensation (included in salaries)	355	147

	4,282	3,892

At April 30, 2022, included in accounts payable and accrued liabilities is $1.3 million (April 30, 2021 - $1.2 million) due to related parties. The amounts payable are non-interest
bearing and unsecured.
These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.